Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2014